7. FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair value on a recurring basis
	Level 1	Level 2	Level 3	Total

Derivative liability - conversion features	$-	$-	$322,167	$322,167

Liabilities rollforward
Level 3

Derivative liability - December 31, 2011	$-

Issuance of host instruments (notes payable) and separate recognition of embedded conversion features	336,466

Reclassification of equity upon conversion of debt	(15,238)

Recording of conversion feature liability for accrued interest	1,810

Change in fair value conversion feature liability	(871)

Derivative liability - December 31, 2012	$322,167